Taxes (Details) - Schedule of Group’s Loss Before Income Taxes - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (239,869)	$ (7,048,491)
Non-Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	(1,400,322)	(1,054,197)
Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	$ 1,160,453	$ (5,994,294)